UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549

                           Form 13F

                     Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ]  is a restatement.
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:     Hovde Capital Advisors LLC
Address:  1826 Jefferson Place, NW
          Washington, D.C. 20036

Form 13F File Number:  28-10714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard J. Perry, Jr.
Title:    Managing Member
Phone:    (202) 822-8117

Signature, Place, and Date of Signing:

/s/ Richard J. Perry, Jr.  Washington, D.C.   February 14, 2006
-------------------------  ----------------   ----------------
Richard J. Perry, Jr.      [City, State]      [Date]

Report Type  (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


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                     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	49

Form 13F Information Table Value Total:	$293,301 (thousands)



List of Other Included Managers:   NONE



Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                 FORM 13F INFORMATION TABLE*

Name	                    CUSIP      Value of	    Shrs       Sh/Put/	Investment  Other    Voting Authority
		                       Shares Held  or	       Prn/Call	Discretion  Managers Sole   Shared None
                                       (in $100's)  Prn Amt.
ABN AMRO HOLDING NV	     000937102	8,621	   269,000	Sh	Sole			    42,978  226,022
ALLIED WORLD ASSURANCE CO    0219G2032	7,210	   165,249	Sh	Sole			    25,273  139,976
ALLSTATE CORP	             020002101	11,402	   175,119	Sh	Sole			    27,410  147,709
AMERICAN BANCORP N J INC     02407E104	5,063	   422,467	Sh	Sole			    58,807  363,660
AMERICREDIT CORP	     03060R101	9,844	   391,106	Sh	Sole			    59,584  331,522
ASSURANT INC	             04621X108	19,940	   360,906	Sh	Sole			    45,148  315,758
ATLANTIC BANCGROUP INC	     048221105	1,842	   55,234	Sh	Sole			    9,446   45,788
BANCORP RHODE ISLAND INC     059690107	8,335	   192,716	Sh	Sole			    26,280  166,436
BANK OF NEW YORK CO INC	     064057102	6,148	   156,170	Sh	Sole			    24,961  131,209
BEAR STEARNS COMPANIES INC   073902108	9,746	   59,870	Sh	Sole			    9,600   50,270
CENTRAL FLA ST BK BELLEVIEW  153479100	512	   29,450	Sh	Sole			    0	    29,450
CIT GROUP INC NEW	     125581108	8,939	   160,279	Sh	Sole			    24,490  135,789
COMERICA INC	             200340107	6,913	   117,804	Sh	Sole			    18,882  98,922
COMMUNITY WEST BANCSHARES    204157101	2,005	   128,114	Sh	Sole			    17,111  111,003
CONSECO INC	             208464883	13,310	   666,175	Sh	Sole			    99,851  566,324
CORTEZ COMMUNITY BANK	     220564108	729	   60,000	Sh	Sole			    0	    60,000
DCB FINANCIAL CORP	     233075100	2,366	   80,214	Sh	Sole			    11,907  68,307
EAGLE BANCORP INC MD	     268948106	153	   8,776	Sh	Sole			    0	    8,776
ENDURANCE SPECIALTY	     303971060	5,850	   159,925	Sh	Sole			    24,029  135,896
ENTERPRISE BANCORP INC MASS  293668109	597	   37,088	Sh	Sole			    0	    37,088
EPLUS INC	             294268107	8,753	   837,586	Sh	Sole			    116,540 721,046
EQUITABLE FINANCIAL CORP     29448R109	797	   67,865	Sh	Sole			    0	    67,865
EVERGREENBANCORP INC	     300349107	766	   51,080	Sh	Sole			    0	    51,080
FIRST LONG ISLAND CORP	     320734106	7,913	   180,004	Sh	Sole			    25,041  154,963
FOX CHASE BANCORP INC	     35137P106	6,049	   448,040	Sh	Sole			    61,238  386,802
GREAT WOLF RESORTS INC	     391523107	16,378	   1,173,180	Sh	Sole			    160,290 1,012,890
GREATER DELAWARE VALLEY	     391688108	415	   18,345	Sh	Sole			    0	    18,345
GREENVILLE FED FINL CORP     396078107	111	   10,700	Sh	Sole			    0	    10,700
HARTFORD FINANCIAL SERVICES  416515104	17,586	   188,468	Sh	Sole			    28,691  159,777
JACKSONVILLE BANCORP INC     469249106	1,023	   30,879	Sh	Sole			    0	    30,879
K-FED BANCORP	             48246S101  16,394	   869,721	Sh	Sole			    122,607 747,114
MERCHANTS & MANUFACTURERS    588327106	1,213	   39,050	Sh	Sole			    5,060   33,990
METLIFE INC	             59156R108	12,817	   217,205	Sh	Sole			    33,792  183,413
NATIONAL ATLANTIC HOLDINGS   63253Y107	21,428	   1,837,731	Sh	Sole			    240,558 1,597,173
NATIONAL MERCANTILE BANCORP  636912206	4,476	   325,535	Sh	Sole			    40,833  284,702
NORTH POINTE HLDGS CORP	     661696104	5,947	   561,041	Sh	Sole			    78,161  482,880
NORTHRIM BANCORP INC	     666762109	5,518	   207,453	Sh	Sole			    28,865  178,588
OCEAN SHORE HOLDING CO	     67501P107	11,419	   830,445	Sh	Sole			    115,658 714,787
PARTNERRE LTD	             6852T1053	6,777	   95,410	Sh	Sole			    14,575  80,835
PEOPLES FINANCIAL CORP-MISS  71103B102	692	   25,633	Sh	Sole			    0	    25,633
PRUDENTIAL FINANCIAL INC     744320102	101	   1,175	Sh	Sole			    0	    1,175
RAM HOLDINGS LTD	     7368R1043	1,645	   115,140	Sh	Sole			    18,433  96,707
REINSURANCE GROUP OF AMERICA 759351109	6,379	   114,526	Sh	Sole			    17,722  96,804
SCOTTISH RE GROUP LIMITED *
SERVICE BANCORP INC	     81756X103	3,043	   95,101	Sh	Sole			    12,499  82,602
SOUTHERN CONNECTICUT BANCORP 84264A102	441	   61,700	Sh	Sole			    0	    61,700
UNITED COMMUNITY BANCORP     90984H103	506	   42,197       Sh	Sole		            0	    42,197
UNITED WESTERN BANCORP INC   913201109	3,603	   180,241      Sh	Sole		            25,070  155,171
WESTBOROUGH FINL SVCS INC    957136104	1,340	   39,100       Sh	Sole		            2,660   36,440

	Total				293,301

* A portion of this table has been omitted and filed separately with the Securities and Exchange Commission along with an application to treat the separately filed portion as confidential non-public information under 5 U.S.C.
Section 552 and 17 C.F.R. Section 240.24b-2.

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